SPDR® Index Shares Funds
One Lincoln Street
Boston, MA 02111
February 1, 2012
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: File Room

RE:	SPDR Index Shares Funds (“Registrant”) File Nos.: 333-92106 and 811-21145
Dear Sir/Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information, with respect to the operational series of the Trust, for the above-referenced Registrant do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 42 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 27, 2012 with a designated effective date of January 31, 2012 (Accession No. 0000950123-12-001712).
Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3909.
Sincerely,

/s/ Ryan M. Louvar Ryan M. Louvar
Secretary

cc:	W. John McGuire, Esq.